Oct. 31, 2024
T. Rowe Price International Value Equity Fund
International Value Equity Fund
Investment Objective(s)
The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price International Value Equity Fund - USD ($)	Investor Class		I Class	Advisor Class	R Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price International Value Equity Fund	Investor Class	I Class	Advisor Class	R Class	Z Class
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	none	none	0.25%	0.50%	none
Other expenses	0.24%	0.05%	0.21%	0.20%	0.03%
Total annual fund operating expenses	0.87%	0.68%	1.09%	1.33%	0.66%
Fee waiver/expense reimbursement	none	none	none	none	(0.66%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.87%	0.68%	1.09%	1.33%	none	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price International Value Equity Fund - USD ($)	Investor Class	I Class	Advisor Class	R Class	Z Class
1 Year	$ 89	$ 69	$ 111	$ 135	none
3 Years	278	218	347	421	none
5 Years	482	379	601	729	none
10 Years	$ 1,073	$ 847	$ 1,329	$ 1,601	none

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15.9% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In addition, the fund invests at least 65% of its total assets in non-U.S. stocks, with an emphasis on large-cap stocks that have a strong track record of paying dividends or that are believed to be undervalued. The fund seeks to diversify broadly, primarily among the world’s developed countries. Investments in stocks of companies in emerging markets will be modest and focused on more mature developing countries. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund takes a value-oriented approach to investing by seeking to invest in companies whose stock prices are low in relation to the value of their assets or future prospects. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:

• low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company’s peers or its own historical norm;

• low valuation relative to a company’s growth potential;

• companies that may benefit from restructuring activity or other turnaround opportunities;

• a sound balance sheet and other positive financial characteristics; and

• above-average dividend yield and/or the potential to grow dividends.

The fund typically has significant investments in developed European countries.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

Principal Risks
Risk Table - T. Rowe Price International Value Equity Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
International investing

International investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Value investing

Value investing: The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time (or at all) or a stock judged to be undervalued may actually be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.

Large-cap stocks

Large-cap stocks: Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investing in Europe

Investing in Europe: The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, inflation, energy crises, and public health pandemics, and these events may continue to significantly affect all of Europe. The economies and markets of European countries are often connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and Russia’s ongoing military conflict in Ukraine.

Investing in United Kingdom

Investing in United Kingdom: The risks of investing in the United Kingdom have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the European Union, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the United Kingdom has formally left the European Union, uncertainty remains as to the long-term consequences of Brexit and issuers in the United Kingdom may experience lower growth as a result.

Sector exposure

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financial sector

Financial sector: Because the fund may invest significantly in banks and other financial services companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn that impacts the financial sector. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the nine months ended 9/30/24 was 15.73%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	20.07%	Worst Quarter	3/31/20	-28.19%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price International Value Equity Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			19.15%	8.61%	3.26%			Dec. 21, 1998
Investor Class | After Taxes on Distributions			18.51%	8.12%	2.68%
Investor Class | After Taxes on Distributions and Sales			11.96%	6.88%	2.54%
I Class			19.40%	8.80%		4.66%		Aug. 28, 2015
Advisor Class			18.94%	8.36%	3.02%			Sep. 30, 2002
R Class			18.68%	8.08%	2.74%			Sep. 30, 2002
Z Class			20.19%			19.87%		Mar. 16, 2020
MSCI EAFE Index Net	[1]	MSCI EAFE Index Net
MSCI EAFE Index Net	[2]					5.73%
MSCI EAFE Index Net			18.24%	8.16%	4.28%	15.50%	[3]
MSCI EAFE Value Index Net		MSCI EAFE Value Index Net
MSCI EAFE Value Index Net	[2]					4.67%
MSCI EAFE Value Index Net			18.95%	7.08%	3.16%	17.67%	[3]
Lipper International Multi-Cap Value Funds Average		Lipper International Multi-Cap Value Funds Average
Lipper International Multi-Cap Value Funds Average	[4]					4.93%
Lipper International Multi-Cap Value Funds Average			17.54%	7.14%	3.28%	14.66%	[5]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 8/28/15.
[3]	Return since 3/16/20.
[4]	Return since 8/31/15.
[5]	Return since 3/31/20.

Updated performance information is available through troweprice.com.